Schedule of investments
Delaware Ivy Wilshire Global Allocation Fund	March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bond — 0.14%
Consumer Cyclical — 0.14%
New Cotai 144A 4.896% #	7,284,794	$ 1,274,839
Total Corporate Bond (cost $6,776,819)		1,274,839
	Number of shares
Common Stocks — 0.00%
Consumer Cyclical — 0.00%
New Cotai †	52	0
		0
Consumer Discretionary — 0.00%
Media Group Holdings Series H †	72,709	0
Media Group Holdings Series T †	9,113	0
		0
Total Common Stocks (cost $69,769,656)		0

Affiliated Mutual Funds — 99.25%
Delaware Ivy Core Equity Fund Class R6	2,487,987	53,019,012
Delaware Ivy Emerging Markets Equity Fund Class R6	2,872,661	67,392,620
Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6	2,173,015	17,666,615
Delaware Ivy Global Bond Fund Class R6	8,495,654	81,303,410
Delaware Ivy Government Securities Fund Class R6	5,993,831	31,527,550
Delaware Ivy High Yield Fund Class R6	2,433,364	22,727,619
Delaware Ivy International Core Equity Fund Class R6	5,995,308	115,709,449
Delaware Ivy International Small Cap Fund Class R6	1,986,423	23,419,925
Delaware Ivy International Value Fund Class R6	2,102,143	35,904,604
Delaware Ivy Large Cap Growth Fund Class R6	2,557,709	86,680,744
Delaware Ivy LaSalle Global Real Estate Fund Class R6	1,576,857	19,395,339
Delaware Ivy Limited-Term Bond Fund Class R6	2,597,507	27,559,551
Delaware Ivy Mid Cap Growth Fund Class R6	398,203	14,626,006
Delaware Ivy Mid Cap Income Opportunities Fund Class R6	510,951	9,626,312
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund Class R6	3,205,460	47,921,632
Delaware Ivy Securian Core Bond Fund Class R6	8,402,400	85,284,356
Delaware Ivy Small Mid Cap Core Fund Class R6	1,400,519	29,130,800
Delaware Ivy Total Return Bond Fund Class R6	4,815,365	45,264,431
NQ-IV984 [3/22] 5/22 (2218524)    1

Schedule of investments
Delaware Ivy Wilshire Global Allocation Fund (Unaudited)
	Number of shares	Value (US $)

Affiliated Mutual Funds (continued)
Delaware Ivy Value Fund Class R6	3,595,465	$100,277,514
Total Affiliated Mutual Funds (cost $793,362,954)		914,437,489

Short-Term Investments — 0.57%
Money Market Mutual Fund — 0.57%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	5,285,581	5,285,581
Total Short-Term Investments (cost $5,285,581)		5,285,581
Total Value of Securities—99.96% (cost $875,195,010)		920,997,909

Receivables and Other Assets Net of Liabilities—0.04%		366,022
Net Assets Applicable to 105,718,379 Shares Outstanding—100.00%		$921,363,931
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $1,274,839, which represents 0.14% of the Fund's net assets.
†	Non-income producing security.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
USD – US Dollar
2    NQ-IV984 [3/22] 5/22 (2218524)